Summary of Significant Accounting Policies (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Investment in marketable equity security	$ 31,525	$ 40,548
Financial liabilities:
Total		4,502
Warrant liability		166
Quoted price in active markets for identical assets Level 1 [Member]
Financial assets:
Investment in marketable equity security	31,525	40,548
Financial liabilities:
Total
Warrant liability
Significant other observable inputs Level 2 [Member]
Financial assets:
Investment in marketable equity security
Financial liabilities:
Total
Warrant liability
Significant unobservable inputs Level 3 [Member]
Financial assets:
Investment in marketable equity security
Financial liabilities:
Total		4,502
Warrant liability		166
Earn-out liability from Weiliantong acquisition [Member]
Financial liabilities:
Total		4,336
Earn-out liability from Weiliantong acquisition [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Total
Earn-out liability from Weiliantong acquisition [Member] | Significant other observable inputs Level 2 [Member]
Financial liabilities:
Total
Earn-out liability from Weiliantong acquisition [Member] | Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Total		$ 4,336